Income Taxes - Schedule of Effective Income Taxes Rate (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%	34.00%